Recent Accounting Pronouncements (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of initial application of standards or interpretations [abstract]
Schedule of Operating Lease Liabilities

The weighted average incremental borrowing rate applied to lease liabilities recognized in the statement of financial position at January 1, 2019 was 5.45%.

2019

Operating lease commitments disclosed as at December 31, 2018 (revised)	1,669
Discounted using the lessee’s incremental borrowing rate of at the date of initial application:	(147)
Lease liability recognized as at January 1, 2019	1,522
Current lease liabilities	629
Non-current lease liabilities	893

During the year ended December 31, 2019
Interest paid as charged to comprehensive (loss) income as other finance income	66
Payment against lease liabilities	614
Foreign exchange	62

Lease liability recognized as at December 31, 2019	903
Current lease liabilities	648
Non-current lease liabilities	255

Schedule of Maturity of Operating Lease Liabilities	The Company’s lease liabilities come due, as at December 31, 2019, as follows:
$
Less than 1 year	648
1 - 3 years	253
4 - 5 years	2
More than 5 years	—
Total	903

Schedule of Right of Use Assets

The Company’s related right of use assets were measured at the amount equal to the lease liability at the date of initial application. Only the building right of use asset was further adjusted by the application of $663 in related onerous lease provision to the value at inception.

	Building	Vehicles and equipment	Total
	$	$	$
Cost
At January 1, 2019	735	124	859
Additions	45	32	77
Disposals	(7)	(43)	(50)
Impact of foreign exchange rate changes	(16)	(7)	(23)
At December 31, 2019	757	106	863

	Building	Vehicles and equipment	Total
	$	$	$
Accumulated Depreciation
At January 1, 2019	—	—	—
Disposals	(2)	(12)	(14)
Depreciation	227	51	278
Impairment	22	—	22
Impact of foreign exchange rate changes	(5)	—	(5)
At December 31, 2019	242	39	281

	Building	Vehicles and equipment	Total
	$	$	$
Carrying amount
At December 31, 2019	515	67	582